Valuation Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 1,290	$ 2,663	$ 6,299
Additions Charged to Expense (Recovery)	293	(674)	(3,149)
Deductions Credited and Write-Offs	(1)	(699)	(487)
Balance at End of Year	1,582	1,290	2,663
Net investment in finance leases, allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	743	1,333	636
Additions Charged to Expense (Recovery)	536	(590)	697
Balance at End of Year	1,279	743	1,333
Container leaseback financing receivable, allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	113	424	256
Additions Charged to Expense (Recovery)	1	(311)	168
Balance at End of Year	$ 114	$ 113	$ 424